EQUITY (Details 6) - Employee Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nonvested at beginning	1,428,889
Granted	120,000	2,110,000
Vested	(206,667)	681,111
Nonvested at end	1,342,222	1,428,889
Weighted Average Exercise Price
Nonvested at beginning	$ 0.51
Granted	2.5	$ 0.54
Vested	(0.81)	0.59
Nonvested at end	$ 0.65	$ 0.51
Grant Date Fair Value
Nonvested at beginning	$ 1,876,079
Granted	289,150	2,719,960
Vested	(315,613)	843,881
Nonvested at end	$ 1,849,616	$ 1,876,079